Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Summary of Financial Assets

Financial assets at fair value through profit or loss include the following:

Instrument	Reference		Maturity date	Interest rate (%)	Linked with	2024	2023
Argentina Treasury Bonds	TV24		Apr-24	0.40%	Dollar linked	—	94,667
Argentina Treasury Bonds	TDG24		Aug-24	0%/3.25%	U.S. Dollar/CER index*	—	8,059
Argentina Treasury Bonds	TDE25		Jan-25	0%/3.25%	U.S. Dollar/CER index*	2,149	1,661
Argentina Treasury Bonds	TV25		Mar-25	0.50%	Dollar linked	9,130	—
Argentina Treasury Bonds	TZV25		Jun-25	—	Dollar linked	61,136	—
Argentina Treasury Notes	S31E5	(i)	Jan-25	5.50%	—	29,918	—
Argentina Treasury Notes	S29G5	(i)	Aug-25	3.88%	—	5,875	—
Argentina Treasury Notes	S30J5	(i)	Jun-25	3.90%	—	5,676	—
Argentina Treasury Notes	S31L5	(i)	Jul-25	3.98%	—	583	—
Other Money Market Funds	LFT		Jan-25	Selic + 0.08%	—	14,852	—
						129,319	104,387

*Stabilization Reference Coefficient adjusted by inflation

(i) As of December 31, 2024, the Group held a total of nominal value USD 42,052 as security for the borrowings detailed in Note 22.